Redeemable Convertible Preferred Stock (Details Textual) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Jul. 21, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Derivative Liabilities, Current	$ 137,177	$ 126,927	$ 138,562	$ 137,177
Series G Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 1,000	$ 1,000
Convertible Preferred Stock, Terms of Conversion	conversion price equal to 85% of the lowest sale price of the common stock on its listed market over the five trading days preceding the date of conversion (Beneficial Conversion Feature), subject to a maximum conversion price.	conversion price equal to 85% of the lowest sale price of the common stock on its listed market over the five trading days preceding the date of conversion (Beneficial Conversion Feature), subject to a maximum conversion price.
Preferred Stock, Shares Outstanding	198,231	132,154
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred Stock, Liquidation Preference, Value	$ 168,496	$ 168,496